Convertible debt	12 Months Ended
Aug. 31, 2021
Convertible Debt
Convertible debt

19. Convertible debt

The continuity of convertible debt for the year ended August 31, 2021, is as follows:

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$

Balance, August 31, 2019	12,532,723	-	-	-	12,532,723
Issuances	-	8,828,550			8,828,550
Conversion - common shares issued	(5,152,023)	-	-	-	(5,152,023)
Conversion - warrants issued	(5,037,535)	-	-	-	(5,037,535)
Interest expense	358,123	-	-	-	358,123
Accrued interest on conversion	(317,508)	11,917	-	-	(305,591)
Effect of foreign exchange	(200,661)	-	-	-	(200,661)
Change in fair value	(61,250)	(168,877)	-	-	(230,127)
Balance, August 31, 2020	2,121,869	8,671,590	-	-	10,793,459

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$

Balance, August 31, 2020	2,121,869	8,671,590	-	-	10,793,459
Issuances	-	4,282,477	-	-	4,282,477
Exchange of EB Loan for Amended EB Loan	-	-	5,043,103	-	5,043,103
Exchange of Amended EB Loan for EB CD	-	-	(4,931,813)	7,394,022	2,462,209
Conversion - common shares issued	(1,500,214)	(12,204,391)	-	-	(13,704,605)
Conversion - warrants issued	(1,103,661)	(4,256,114)	-	-	(5,359,775)
Interest expense	54,126	398,183	138,710	250,000	841,019
Accrued interest on conversion / interest payments	(101,247)	(256,300)	(250,000)	-	(607,547)
Effect of foreign exchange	134,562	-	-	-	134,562
Change in fair value	1,308,993	5,461,682	-	(704,081)	6,066,594
Balance, August 31, 2021	914,428	2,097,127	-	6,939,941	9,951,496

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$	$	$	$
As of August 31, 2021:
Less than one year	914,428	-	-	-	914,428
Greater than one year	-	2,097,127	-	6,939,941	9,037,068
Total convertible debt obligation	914,428	2,097,127	-	6,939,941	9,951,496

(a)	Conversions during the years ended August 31, 2021, and 2020

2019 Series

During the year ended August 31, 2021, 2019 Series convertible debentures with a principal amount of CAD$1,315,000 (2020 – CAD$13,047,122) were converted into 175,331 units (2020 – 1,739,615), and as a result, the Company issued 175,331 common shares and 175,331 warrants (2020 – 1,739,615 common shares and 1,739,615 warrants). The fair value of the convertible debentures at the time of conversion was estimated using the binomial lattice model with the below assumptions:

Share price of CAD$11.65 – $14.15 (2020 – CAD$7.05 – $18,00); term of 1.36 – 1.90 years (2020 – 1.85 and 2.52); conversion price and warrant exercise price of CAD$7.50 (2020 – CAD$7.50); interest rate of 6% (2020 – 6%); expected volatility of 98.5% – 179% (2020 – 168.65% – 181.93%); risk-free interest rate of 0.21% - 0.27% (2020 – 0.26% – 0.96%); exchange rate of 0.7651 – 0.8286 (2020 – 0.6899 – 0.7651); and an expected dividend yield of 0% for both years. The fair value assigned to these convertible debentures was $2,603,875 (2020 – $10,189,558).

This value was split between common shares and liability measured warrants as $1,500,214 (2020 – $5,152,023) and $1,103,661 (2020 – $5,037,535), respectively.

2020 Series

During the year ended August 31, 2021, 2020 Series convertible debentures with a principal amount of $11,651,393 (2020 – nil) were converted or settled into 1,553,518 units, and as a result, the Company issued 1,553,518 common shares and 1,134,305 warrants. The fair value of the convertible debentures at the time of conversion or settlement was estimated using the binomial lattice model with the below assumptions:

Share price of $7.79 – $9.92; term of 1.44 – 1.77 years; conversion price of $7.50; warrant exercise price of $15.00, interest rate of 10%; expected volatility of 95% – 98.5%; risk-free interest rate of 0.09% - 0.13%; and an expected dividend yield of 0%. The fair value assigned to these convertible debentures was $16,460,505.

This value was split between common shares and equity measured warrants as $12,204,391 and $4,256,114, respectively.

(b)	Issuances during the year ended August 31, 2021

During the year ended August 31, 2021, 2020 Series convertible debentures with a principal amount of $2,901,393 were issued for gross proceeds of $2,901,393. In addition, in November 2020, $2,000,000 of convertible debentures from the Company’s standby convertible debenture facility were issued along with 224,719 warrants for gross proceeds of $2,000,000 (Note 19(f)). Of the gross proceeds of $2,000,000, $1,381,084 was allocated to the convertible debt and $618,916 was allocated to the 224,719 warrants issued (Note 19(f)). The total fair value recorded to convertible debt for issuances above amounted to $4,282,477.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

On December 1, 2020, the EB Loan was amended (Note 18(c)). The amendment extended the maturity date by one year and added a conversion feature to $1,000,000 of the $5,000,000 principal outstanding. The conversion feature allowed the holder to convert $1,000,000 into common shares of the Company at a conversion price of $11.25 per common share. On February 24, 2021, the Company extinguished the Amended EB Loan and issued the Lender a convertible debenture in the principal amount of $5,000,000. The EB CD is convertible into units of the Company at a conversion price of $10.25 per unit, with each unit comprised of one common share and one-half of a warrant, with each whole warrant exercisable into a common share at an exercise price of $15.00 per share for a period of three years from the issuance of the EB CD. The EB CD has a term of three years.

The fair value of the Amended EB Loan on December 1, 2020, was $5,043,103. The carrying value of the former EB Loan on December 1, 2020, consisted of $5,000,000 in principal and $76,412 in accrued interest, for total carrying value on the amendment date of $5,076,412. As a result, a gain on extinguishment of debt of $33,309 was recognized. The fair value of the EB CD on the date of issuance of February 24, 2021, was $7,394,022. The fair value of the Amended EB Loan on February 24, 2021, was $4,931,813. As a result, a loss on extinguishment of debt of $2,462,209 was recognized. The above two transactions resulted in a loss on extinguishment of debt of $2,428,900.

(c)	2019 Series

As of August 31, 2021, the fair value of the 2019 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2019 Series	August 31, 2021 (CA$)	August 31, 2020 (CA$)

Share price	8.42	11.65
Conversion price	7.50	7.50
Warrant exercise price	7.50	7.50

Term, in years	.85 - .94	1.85 - 1.94
Interest rate	6%	6%
Expected volatility	90.00%	179.00%
Risk-free interest rate	0.25% - 0.26%	0.25%
Exchange rate	0.7947	0.7651
Expected dividend yield	0%	0%

(d)	2020 Series

The 2020 Series debentures will mature twenty-four (24) months from the date of issuance and bear interest at a rate of 5% per annum (subject to adjustment as described below), payable on maturity. At the Company’s option, interest under the 2020 Series debentures is payable in kind in common shares at an issue price which would be based on the trading price of the common shares at the time of such interest payment. The interest rate under the 2020 Series debentures will increase from 5% to 10% per annum on a prospective basis on December 19, 2020, if a public offering has not occurred by that date.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The 2020 Series debenture holders may convert all or a portion of the principal amount of the debentures into units (“Units”) of the Company at a price (the “Conversion Price”) equal to the lesser of (a) $11.25 per Unit, and (b) if such conversion occurs after a public offering of securities by the Company (the “Public Offering”), a fifteen percent (15%) discount to the public offering price, provided that such conversion price shall not be less than $7.50 per Unit.

Notwithstanding the foregoing, if by December 19, 2020, the Company has not obtained registration rights in the United States to allow sale in the United States of the common shares (“Common Shares”) of the Company and the exercise of warrants (the “Warrants”) of the Company to be issued pursuant to the conversion of the 2020 Series debentures, holders of 2020 Series debentures may convert such debentures into Units at $7.50 per Unit. As of December 19, 2020, the Company had not obtained registration rights in the United States. As such, the conversion price is $7.50 per Unit and the interest rate increased to 10% on December 19, 2020.

Each Unit is comprised of one common share and one-half of one Warrant, with each Warrant exercisable into one common share of the Company at an exercise price of $15.00 per share for a period of three years from the issuance of the 2020 Series debentures. Under certain circumstances, the Company shall be entitled to call for the exercise of any outstanding Warrants in the event that the closing trading price of the Company common shares on the NASDAQ is above $30.00 per share for fifteen (15) consecutive trading days.

In the event that the Company’s common shares are listed for trading on the NASDAQ Capital Market and the Company completes a Public Offering for an aggregate amount of at least US$30,000,000, the Company may cause the 2020 Series debentures to be converted at the Conversion Price by the Company delivering a notice to the holder not less than a minimum of 30 days and a maximum 60 days prior to the forced conversion date.

(e)	2020 Series - One Up

These convertible debentures (the “2020 Series One Up” debentures) have identical terms as the 2020 Series debentures except that the minimum conversion price of $7.50 per Unit (as described above) will be US$9.50 per Unit. The 2020 Series One Up convertible debentures had a fair value at issuance of $3,078,550.

(f)	2020 Series – Standby

In September 2020, the Company entered into an $8,000,000 stand-by convertible debenture facility (the “2020 Series Standby” debentures). The 2020 Series Standby Debenture has substantially similar terms as the 2020 Series debentures, except (i) the references to a minimum $7.50 conversion price (as described above) have been changed to $8.90; and (ii) the 2020 Series Standby debentures are only convertible into common shares of the Company, not units.

In November 2020, the Company issued 224,719 warrants in connection with this first draw of $2,000,000 of the Standby Debentures, with each warrant exercisable into one common share the Company at an exercise price of $15.00 per share for a period of two years, subject to the same acceleration clause as the warrants underlying the 2020 Series debentures.

The remaining $6,000,000 of convertible debentures that are issuable under this facility have substantially similar terms as the 2020 Series debentures, including conversion into units consisting of one share and one-half warrant, provided that the conversion price of any additional convertible debentures will be based on the market price of the common shares at the time of such subscriptions and are subject to TSX-V approval.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

As of August 31, 2021, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	August 31, 2021 (US$)	August 31, 2020 (US$)

Share price	6.66	8.92
Conversion price	8.90	7.50 - 9.50
Warrant exercise price	-	15.00

Term, in years	1.26	1.97 - 1.98
Interest rate	10%	5% and 10%
Expected volatility	90.00%	200.00%
Risk-free interest rate	0.10%	0.14%
Expected dividend yield	0%	0%

(g)	EB CD

On February 24, 2021, the Company extinguished the Amended EB Loan and issued the Lender a convertible debenture in the principal amount of $5 million (the “EB CD”). The EB CD is convertible into units of the Company at a conversion price of $10.25 per unit, with each unit comprised of one common share and one-half of a warrant, with each whole warrant exercisable into a common share at an exercise price of $15.00 per share for a period of three years from the issuance of the EB CD. The EB CD has a term of three years.

As of August 31, 2021, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	August 31, 2021 (US$)	August 31, 2020 (US$)

Share price	6.66	-
Conversion price	10.25	-
Warrant exercise price	15.00	-

Term, in years	1.26	-
Interest rate	10%	-
Expected volatility	90.00%	-
Risk-free interest rate	0.30%	-
Expected dividend yield	0%	-

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value

Convertible debt	The fair value of the convertible debentures as of August 31, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$8.42 (USD $6.66)	The share price was higher (lower)
		Risk-free interest rate (0.10% to 0.30%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (1.14% to 8.45%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

Convertible debt	The fair value of the convertible debentures as of August 31, 2020 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price (USD $8.92)	The share price was higher (lower)
		Risk-free interest rate (0.14%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (18.35%)	The credit spread was lower (higher)
		Discount for lack of marketability (47%)	The discount for lack of marketability was lower (higher)